Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits | United States
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.80%	3.45%
Cash balance interest crediting rate	4.00%	4.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (4,659)	$ (4,123)
Service cost	0	0	$ 0
Interest cost	(156)	(178)	(169)
Amendments	0	0
Actuarial (loss) gain	(455)	(585)
Benefits paid	240	227
Benefit obligation at end of period	(5,030)	(4,659)	(4,123)
Change in fair value of plan assets
Fair value at beginning of period	5,738	5,040
Actual return on plan assets	619	910
Employer contributions	15	15
Benefit payments	(240)	(227)
Fair value at end of period	6,132	5,738	5,040
Funded status at end of period	1,102	1,079
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss (gain)	(1,625)	(1,557)
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,625	$ 1,557
Pension Benefits | Foreign
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.59%	2.02%
Rate of compensation increase	3.12%	3.19%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (1,394)	$ (1,104)
Service cost	(12)	(11)	(28)
Interest cost	(27)	(32)	(32)
Amendments	0	(1)
Actuarial (loss) gain	(167)	(264)
Benefits paid	47	40
Foreign exchange adjustment	(61)	(22)
Benefit obligation at end of period	(1,614)	(1,394)	(1,104)
Change in fair value of plan assets
Fair value at beginning of period	1,529	1,316
Actual return on plan assets	232	191
Employer contributions	10	30
Benefit payments	(47)	(40)
Foreign exchange adjustments	62	32
Fair value at end of period	1,786	1,529	1,316
Funded status at end of period	172	135
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss (gain)	(184)	(221)
Prior service cost (credit)	2	2
Total (before tax effects)	$ 186	$ 223
Healthcare Benefits | United States
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	2.80%	3.45%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (145)	$ (149)
Service cost	(1)	(1)	(1)
Interest cost	(5)	(6)	(7)
Amendments	0	0
Actuarial (loss) gain	(14)	(1)
Benefits paid	9	12
Benefit obligation at end of period	(156)	(145)	(149)
Change in fair value of plan assets
Fair value at beginning of period	117	99
Actual return on plan assets	10	18
Employer contributions	9	12
Benefit payments	(9)	(12)
Fair value at end of period	127	117	99
Funded status at end of period	(29)	(28)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss (gain)	(77)	(70)
Prior service cost (credit)	(26)	(33)
Total (before tax effects)	$ 51	$ 37
Healthcare Benefits | Foreign
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.65%	2.10%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (6)	$ (5)
Service cost	0	0	0
Interest cost	0	0	0
Amendments	0	0
Actuarial (loss) gain	2	(1)
Benefits paid	0	0
Foreign exchange adjustment	0	0
Benefit obligation at end of period	(4)	(6)	(5)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefit payments	0	0
Foreign exchange adjustments	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(4)	(6)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax
Net loss (gain)	1	(1)
Prior service cost (credit)	0	0
Total (before tax effects)	$ (1)	$ 1